NORTHERN SHORT BOND FUND
SHORT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to maximize total return (capital appreciation and income) with minimal reasonable risk.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	NORTHERN SHORT BOND FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN SHORT BOND FUND
Management Fees		0.40%
Other Expenses		0.34%
Administration Fees		0.15%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.09%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.77%
Expense Reimbursement	[2]	(0.34%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.43%
[1]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Expense Reimbursement will not correlate to the Fund's ratios of expenses to (1) expenses, before waivers, reimbursements and credits and (2) expenses, net of waivers, reimbursements and credits, respectively, included in the Financial Highlights in the Fund's complete Prospectus, which do not reflect indirect expenses, such as Acquired Fund Fees and Expenses.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than acquired fund fees and expenses, a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries, expenses related to third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, and extraordinary expenses and interest, if any) to the extent the "Total Annual Fund Operating Expenses" exceed 0.40%. This contractual limitation may not be terminated before July 31, 2014 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN SHORT BOND FUND	44	212	394	922

PORTFOLIO TURNOVER.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year ended November 30, 2012 and for the four-month period ended March 31, 2013, the Fund’s portfolio turnover rate was 517.67% and 181.67% (not annualized), respectively, of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund will seek capital appreciation and current income in its attempt to maximize total return. In doing so, the Fund will invest, under normal circumstances, at least 80% of its net assets in bonds and other fixed-income securities. These may include:
  Obligations of the U.S. government or its agencies, instrumentalities or sponsored enterprises, including obligations issued by private issuers that are guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;
  Obligations of state, local and foreign governments;
  Obligations of domestic and foreign banks and corporations;
  Zero coupon bonds, debentures, preferred stock and convertible securities;
  Mortgage and other asset-backed securities;
  Stripped securities evidencing ownership of future interest or principal payments on debt obligations; and
  Repurchase agreements relating to the above instruments.
Although the Fund primarily invests in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO") or of comparable quality as determined by the Fund's investment adviser), it may invest to a limited extent in obligations of foreign issuers and in junk bonds.

In buying and selling securities for the Fund, the Fund's investment adviser uses a relative value approach. This approach involves an analysis of general economic and market conditions. It also involves the use of models that analyze and compare expected returns and assumed risks. Under the relative value approach, the Fund's investment adviser will emphasize particular securities and types of securities (such as treasury, agency, asset-backed, mortgage-related and corporate securities) that the team believes will provide a favorable return in light of these risks.

The Fund's dollar-weighted average maturity, under normal circumstances, will range between one and three years.

The Fund's investment adviser may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
PRINCIPAL RISKS
MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

MANAGEMENT RISK is the risk that a strategy used by the Fund's investment adviser may fail to produce the intended results.

LIQUIDITY RISK is the risk that certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Fund would like, adversely affecting the value of the Fund's investments and its returns.

INTEREST RATE/MATURITY RISK is the risk that the value of the Fund's assets will decline because of rising interest rates. This risk is generally lower for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. The magnitude of this decline will often be greater for longer-term fixed-income securities than shorter-term fixed income securities.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline.

HIGH-YIELD RISK is the risk that the Fund's non-investment grade fixed-income securities, sometimes known as "junk bonds," will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund's return and net asset value. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payment.

PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders. For the last fiscal year, the annual portfolio turnover rate of the Fund exceeded 100%.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund. The Fund commenced operations on January 11, 1993 as a separate portfolio (the “Predecessor Short Bond Fund”) of Northern Institutional Funds. On November 16, 2012, the Predecessor Short Bond Fund was reorganized into the Fund (the “Reorganization”). Prior to the Reorganization, the Predecessor Short Bond Fund offered and sold Class A shares. In connection with the Reorganization, holders of the Predecessor Short Bond Fund’s Class A shares received shares of the Fund. The Predecessor Short Bond Fund was managed with the same investment objective, strategies and policies as are followed by the Fund. As a result of the Reorganization, the performance and accounting history of the Predecessor Short Bond Fund prior to the Reorganization were assumed by the Fund.

The performance information set forth in the bar chart and table below for periods prior to the Reorganization is that of the Class A shares of the Predecessor Short Bond Fund.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund’s Web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2013 is (0.77)%. For the periods shown in the bar chart above, the highest quarterly return was 3.02% in the fourth quarter of 2008, and the lowest quarterly return was (1.69)% in the second quarter of 2004.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2012)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN SHORT BOND FUND	Jan. 11, 1993	3.07%	3.41%	3.31%	4.68%
NORTHERN SHORT BOND FUND Return after taxes on distributions		2.53%	2.57%	2.22%	2.81%
NORTHERN SHORT BOND FUND Return after taxes on distributions and sale of Fund shares		1.99%	2.42%	2.18%	2.82%
NORTHERN SHORT BOND FUND Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		1.26%	2.88%	3.13%	4.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.